CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net Income	$ 38,020	$ 34,681	$ 74,264	$ 69,348
Other comprehensive income (loss):
Foreign currency translation adjustment, net of income tax expense (recovery) of ($17) and ($83) for the three and six month periods ended July 31, 2025 ($279 and ($299) for the same periods in fiscal 2025)	668	1,734	29,922	(5,663)
Total other comprehensive income (loss)	668	1,734	29,922	(5,663)
COMPREHENSIVE INCOME	$ 38,688	$ 36,415	$ 104,186	$ 63,685